Lease (Details) - Schedule of Future Lease Payments Under Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Lease Payments Under Lease Liabilities [Abstract]
Within one year	$ 337,194
One to two years	487,732
Total operating lease payments	824,926
Less: Imputed interest	(106,753)
Present value of operating lease liabilities	$ 718,173	$ 555,869